Minimum Rents	12 Months Ended
Dec. 31, 2012
Operating Leases, Future Minimum Payments Receivable [Abstract]
Minimum Rents
MINIMUM RENTS

The Company receives rental income by leasing retail shopping center space under operating leases. Future minimum rents are scheduled to be received under non-cancellable tenant leases at December 31, 2012, as follows:

2013	$606,929
2014	531,262
2015	469,128
2016	398,254
2017	325,306
Thereafter	1,071,570
$3,402,449

Future minimum rents do not include percentage rents or tenant reimbursements that may become due.